Commitments and contingencies (Details) - GBP (£) £ in Millions	Sep. 30, 2023	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Energy purchase commitments	£ 13,824	£ 19,194
Contractual capital commitments	£ 3,218	£ 2,936